SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends, and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.	Issuance of shares:

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of the Company’s ordinary shares, if any, are made pursuant to the base prospectus included in the Company’s shelf registration statement on Form F-3, as supplemented by a prospectus supplement pertaining to the ATM that the Company filed on April 14, 2023. Pursuant to the applicable prospectus supplement, the Company may offer and sell up to $50,000 of its ordinary shares. From the date the Company started selling ordinary shares in 2023 through its ATM and through December 31, 2025, 7,767,626 ordinary shares were issued and sold through the ATM, with proceeds to the Company of approximately $14,152 (net of $943 issuance expenses).

c.	Share option plan:

Under the Company’s 2010 Share Option Plan, as amended (the “Plan”), options and RSUs may be granted to employees, directors and non-employees of the Company and Compugen USA, Inc.

Under the 2010 Share Option Plan the Company reserved for issuance up to an aggregate of 14,395,152 options and RSUs. The Company’s board of directors last amended the Plan in August 2025, to increase the number of shares available under the 2010 Plan. As of December 31, 2025, an aggregate of 718,981 options and RSUs under the 2010 Share Option Plan of the Company were still available for future grants.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company’s ordinary shares on the date of grant, unless otherwise determined by the Company’s board of directors. The exercise price of the options granted under the Plan may not be less than the nominal value of the shares into which such options are exercisable, and the expiration date may not be later than 10 years from the date of grant. RSUs vest over a four-year period as well. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company.

c.	Share option plan (Cont.):

Any options that are cancelled, forfeited or expired become available for future grants.

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2025, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,655,721	4.31	6.05	802
Options granted	853,840	1.67
Options exercised	(70,383)	1.05
Options forfeited	(419,652)	4.29
Options expired	(390,783)	5.03

Options outstanding at end of year	8,628,743	4.05	5.52	796

Exercisable at end of year	6,366,415	4.90	4.43	453

Weighted average fair value of options granted to employees, directors and non-employees during the years 2025, 2024 and 2023 was $0.99, $1.20 and $0.70 per share, respectively.

Aggregate intrinsic value of exercised options by employees, directors and non-employees during the years 2025, 2024 and 2023 was $45, $9 and $0, respectively. The aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company’s share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of calendar 2025 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2025. This amount is impacted by the changes in the fair market value of the Company’s shares.

As of December 31, 2025, the total unrecognized estimated compensation cost related to non-vested share options and RSUs granted prior to that date was $2,856 which is expected to be recognized over a weighted average period of approximately 2.92 years.

d.	RSUs

A summary of RSUs activity for the year ended December 31, 2025, is as follows:

	Number of RSUs	Weighted average grant date per value
		$

Unvested RSUs at beginning of year	317,350	1.70
RSUs granted	376,480	1.50
RSUs vested	(79,486)	1.70
RSUs forfeited	(44,418)	1.60
RSUs net settled	(2,526)	1.69

Unvested RSUs at end of year	567,400	1.57

The total fair value of RSUs vested during the years 2025, 2024 and 2023 was $118, $0 and $0, respectively.

e.	The share-based compensation expenses related to options and RSUs are included as follows in the expense categories:

	Year ended December 31,
	2025	2024	2023

Research and development expenses	$829	$1,460	$1,933
Marketing and business development expenses	99	115	(41)
General and administrative expenses	953	1,448	1,658

	$1,881	$3,023	$3,550